December 5, 1995

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

Re:  File Nos. 811-2333
     2-47749

Gentlemen:

      Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 11/30/95 of Registrant's Post-Effective Amendment No. 45 under The Securities Act of 1933 and Amendment No. 28 under The Investment Company Act of 1940.

                                                  Sincerely,

                                                  Vincent P. Corti
                                                  Secretary

cc:  Mr. Frank J. Donaty, Jr.
     Mr. Randolph Koch
     (Division of Investment Management)